Condensed Statements of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net revenues	$ 590,420	3,678,380	6,416,485	7,548,545
Cost of revenues	(642,667)	(4,003,885)	(6,633,542)	(5,869,503)
Gross loss	(52,247)	(325,505)	(217,057)	1,679,042
Operating expenses	(137,253)	(855,095)	(879,379)	(494,541)	(1,244)	(7,753)	(20,574)	(7,822)
Operating loss	(189,500)	(1,180,600)	(1,096,436)	1,184,501	(1,244)	(7,753)	(20,574)	(7,822)
Share of profit (loss) from subsidiaries					(214,572)	(1,336,805)	(843,703)	924,740
Interest income	2,543	15,841	11,763	6,141	1	10	3	5
Interest expense	(48,075)	(299,515)	(171,059)	(161,677)	(19,051)	(118,690)	(142,407)	(118,980)
Changes in fair value of derivative contracts	855	5,326	(70,778)	77,531	(768)	(4,784)	(7,508)	7,082
Changes in fair value of conversion feature of convertible bonds	(914)	(5,692)	264,384	31,623	(914)	(5,692)	264,384	31,623
Loss on extinguishment of debt	(13,276)	(82,713)			(13,276)	(82,713)
Exchange losses	1,425	8,875	(3,965)	(89,272)	(1,228)	(7,651)	(180,299)	(79,291)
Income (loss) before income taxes	(248,407)	(1,547,604)	(1,075,049)	1,055,340	(251,052)	(1,564,078)	(930,104)	757,357
Income tax expense	2,449	15,255	(144,945)	297,983
Net income (loss)	$ (250,856)	(1,562,859)	(930,104)	757,357	$ (251,052)	(1,564,078)	(930,104)	757,357